INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Income tax expense
	2020	2019	2018

Current income tax expense	$161	$327	$1,052
Deferred income tax recovery	(1,569)	(960)	(645)
Total income tax expense (recovery)	$(1,408)	$(633)	$407

Schedule of deferred tax
	December 31,	December 31,
	2020	2019

Deferred income tax assets	$4,249	$2,755
Deferred income tax liabilities	(5,618)	(5,693)

	$(1,369)	$(2,938)

Schedule of reconciliation of income taxes

	2020	2019	2018

Net income (loss) before income taxes	$(8,890)	$(2,968)	$2,064
Net loss from discontinued operations before income taxes	(169)	(29,126)	(31)
Net income (loss) before income taxes	$(9,059)	$(32,094)	$2,033
Combined statutory tax rate	27.00%	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	(2,446)	(8,665)	549

Reconciling items:
Effect of difference in foreign tax rates	(86)	(120)	48
Non-deductible/non-taxable items	1,467	6,449	(121)
Change in unrecognized deductible temporary differences	332	1,263	(257)
Impact of foreign exchange	(112)	222	915
Special mining duties	(185)	231	117
Revisions to estimates	(297)	58	(368)
Share issue costs	(73)	(174)	(231)
Other items	(8)	103	(245)

Income tax expense (recovery) recognized in the year	$(1,408)	$(633)	$407

Schedule of Deferred income tax assets and liabilities

	December 31, 2020	December 31, 2019

Reclamation provision	$304	$571
Non-capital losses	3,383	1,171
Other deductible temporary differences	562	1,013
Inventory	(2)	(243)
Exploration and evaluation assets	(3,349)	(3,340)
Plant, equipment and mining properties	(2,267)	(2,110)

Net deferred income tax liabilities	$(1,369)	$(2,938)

Schedule of Unrecognized deductible temporary differences

	December 31, 2020	December 31, 2019

Tax losses carried forward	$18,974	$24,229
Share issue costs	1,144	1,352
Plant, equipment and mining properties	263	170
Exploration and evaluation assets	1,248	1,237
Investments	(400)	(1,273)
Reclamation provision and other	-	-

Unrecognized deductible temporary differences	$21,229	$25,715